Stock Options (Tables)	12 Months Ended
Dec. 31, 2022
Stock Options
Schedule of fair value of options granted
	Year-ended December 31, 2022	Year-ended December 31, 2021
Risk free interest rate	2.8%	-
Stock volatility factor	107%-118%	-
Weighted average expected life of options	2.5-5 years	-
Expected dividend yield	0%	-

Schedule of stock option activity
	Year-ended December 31, 2022		Year-ended December 31, 2021
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	-	-	-	-
Granted	3,700,000	$0.22	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding, end of year	3,700,000	$0.22	-	-

Schedule of stock options outstanding
Issue Date	Number	Price	Expiry Date	Outstanding at December 31, 2022	Weighted Average Remaining Contractual Life (in years)

May 26, 2022	3,700,000	$0.22	May 26, 2027	3,700,000	4.40